Supplemental Guarantor Information Supplemental Guarantor Information (Condensed Consolidating Statements of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flow from operating activities
Net cash provided by operating activities - continuing operations	$ 31.6	$ 189.1	$ 122.9
Net cash provided by (used in) operating activities - discontinued operations	5.1	(2.2)	1.3
Net cash provided by operating activities	36.7	186.9	124.2
Cash flow from investing activities
Payments for acquisitions, net of cash acquired	(59.4)	(11.7)	0.0
Proceeds from maturities of investments	176.1	477.4	464.3
Proceeds from sale of investments	0.0	39.6	56.0
Payments for purchases of investments	(125.5)	(428.7)	(537.7)
Proceeds from sale of assets	5.0	18.4	7.5
Capital expenditures	(52.3)	(60.1)	(33.8)
Increase in certain other assets	(6.3)	(19.8)	(13.7)
Capital contributions and loans paid	0.0	0.0	0.0
Proceeds from intercompany loans	0.0	0.0	0.0
Purchase of finance receivables, net of cash collections	0.0	0.0	6.3
Net cash (used in) provided by investing activities - continuing operations	(62.4)	15.1	(51.1)
Net cash used in investing activities - discontinued operations	(2.5)	(1.3)	(1.6)
Net cash (used in) provided by investing activities	(64.9)	13.8	(52.7)
Cash flow from financing activities
Dividends paid	(75.6)	(74.9)	(74.0)
Debt issuance costs	(6.0)	(1.4)	0.0
Revolving debt borrowings (repayments), net	155.8	2.0	(56.0)
Other debt borrowings	135.8	157.6	51.2
Other debt repayments	(168.7)	(175.5)	(121.9)
Distributions to noncontrolling interest holders	(0.1)	(2.2)	(16.9)
Excess tax benefits from share-based compensation	0.5	0.5	0.5
Issuance of common shares	3.5	14.6	16.7
Repurchase of common shares	(3.0)	(1.9)	(4.1)
Capital contributions received and loans incurred	0.0	0.0	0.0
Payments on intercompany loans	0.0	0.0	0.0
Net cash provided by (used in) financing activities - continuing operations	42.2	(81.2)	(204.5)
Net cash provided by (used in) financing activities - discontinued operations	0.0	0.0	0.0
Net cash provided by (used in) financing activities	42.2	(81.2)	(204.5)
Effect of exchange rate changes on cash	(23.9)	(28.2)	(5.1)
(Decrease) increase in cash and cash equivalents	(9.9)	91.3	(138.1)
Add: Cash overdraft included in assets held for sale at beginning of year	(4.1)	(0.6)	(0.2)
Less: Cash overdraft included in assets held for sale at end of year	(1.5)	(4.1)	(0.6)
Cash and cash equivalents at the beginning of the year	326.1	231.3	369.0
Cash and cash equivalents at the end of the year	313.6	326.1	231.3
Parent Company [Member]
Cash flow from operating activities
Net cash provided by operating activities	1.1	154.6	154.8
Cash flow from investing activities
Payments for acquisitions, net of cash acquired	0.0	0.0
Proceeds from maturities of investments	(2.1)	2.3	3.0
Proceeds from sale of investments		0.0	0.0
Payments for purchases of investments	0.0	(4.0)	(4.9)
Proceeds from sale of assets	0.0	0.0	6.0
Capital expenditures	(34.9)	(44.1)	(19.7)
Increase in certain other assets	(6.5)	(14.4)	87.7
Capital contributions and loans paid	(205.4)	(233.7)	(206.9)
Proceeds from intercompany loans	173.0	184.8	237.3
Purchase of finance receivables, net of cash collections			0.0
Net cash (used in) provided by investing activities - continuing operations	(75.9)	(109.1)	102.5
Net cash used in investing activities - discontinued operations	(2.5)	(1.3)	(1.6)
Net cash (used in) provided by investing activities	(78.4)	(110.4)	100.9
Cash flow from financing activities
Dividends paid	(75.6)	(74.9)	(74.0)
Debt issuance costs	(6.0)	(1.4)
Revolving debt borrowings (repayments), net	180.8	26.0	(105.0)
Other debt borrowings	0.0	0.0	0.0
Other debt repayments	(14.8)	0.0	(99.7)
Distributions to noncontrolling interest holders	0.1	0.0	0.0
Excess tax benefits from share-based compensation	0.5	0.5	0.5
Issuance of common shares	3.5	14.6	16.7
Repurchase of common shares	(3.0)	(1.9)	(4.1)
Capital contributions received and loans incurred	0.0	0.0	0.0
Payments on intercompany loans	0.0	0.0	0.0
Net cash provided by (used in) financing activities	85.5	(37.1)	(265.6)
Effect of exchange rate changes on cash	0.0	0.0	0.0
(Decrease) increase in cash and cash equivalents	8.2	7.1	(9.9)
Add: Cash overdraft included in assets held for sale at beginning of year	(4.1)	(0.6)	(0.2)
Less: Cash overdraft included in assets held for sale at end of year	(1.5)	(4.1)	(0.6)
Cash and cash equivalents at the beginning of the year	14.7	4.1	13.6
Cash and cash equivalents at the end of the year	20.3	14.7	4.1
Guarantor Subsidiaries [Member]
Cash flow from operating activities
Net cash provided by operating activities	(26.2)	(3.5)	25.3
Cash flow from investing activities
Payments for acquisitions, net of cash acquired	0.0	0.0
Proceeds from maturities of investments	0.0	0.0	0.0
Proceeds from sale of investments		0.0	0.0
Payments for purchases of investments	0.0	0.0	0.0
Proceeds from sale of assets	3.5	0.0	0.0
Capital expenditures	(5.9)	(1.4)	(2.4)
Increase in certain other assets	(6.6)	(15.6)	(11.9)
Capital contributions and loans paid	0.0	0.0	0.0
Proceeds from intercompany loans	0.0	0.0	0.0
Purchase of finance receivables, net of cash collections			0.0
Net cash (used in) provided by investing activities - continuing operations	(9.0)	(17.0)	(14.3)
Net cash used in investing activities - discontinued operations	0.0	0.0	0.0
Net cash (used in) provided by investing activities	(9.0)	(17.0)	(14.3)
Cash flow from financing activities
Dividends paid	0.0	0.0	0.0
Debt issuance costs	0.0	0.0
Revolving debt borrowings (repayments), net	0.0	0.0	0.0
Other debt borrowings	0.0	(0.3)	0.0
Other debt repayments	(0.8)	0.2	(0.5)
Distributions to noncontrolling interest holders	0.0	0.0	0.0
Excess tax benefits from share-based compensation	0.0	0.0	0.0
Issuance of common shares	0.0	0.0	0.0
Repurchase of common shares	0.0	0.0	0.0
Capital contributions received and loans incurred	179.3	177.7	156.7
Payments on intercompany loans	(137.9)	(156.6)	(167.4)
Net cash provided by (used in) financing activities	40.6	21.0	(11.2)
Effect of exchange rate changes on cash	0.0	0.0	0.0
(Decrease) increase in cash and cash equivalents	5.4	0.5	(0.2)
Add: Cash overdraft included in assets held for sale at beginning of year	0.0	0.0	0.0
Less: Cash overdraft included in assets held for sale at end of year	0.0	0.0	0.0
Cash and cash equivalents at the beginning of the year	2.5	2.0	2.2
Cash and cash equivalents at the end of the year	7.9	2.5	2.0
Non-Guarantor Subsidiaries [Member]
Cash flow from operating activities
Net cash provided by operating activities	97.5	132.6	198.0
Cash flow from investing activities
Payments for acquisitions, net of cash acquired	(59.4)	(11.7)
Proceeds from maturities of investments	178.2	475.1	461.3
Proceeds from sale of investments		39.6	56.0
Payments for purchases of investments	(125.5)	(424.7)	(532.8)
Proceeds from sale of assets	1.5	18.4	1.5
Capital expenditures	(11.5)	(14.6)	(11.7)
Increase in certain other assets	6.8	10.2	(89.5)
Capital contributions and loans paid	(3.8)	(10.1)	(15.8)
Proceeds from intercompany loans	0.0	0.0	0.0
Purchase of finance receivables, net of cash collections			6.3
Net cash (used in) provided by investing activities - continuing operations	(13.7)	82.2	(124.7)
Net cash used in investing activities - discontinued operations	0.0	0.0	0.0
Net cash (used in) provided by investing activities	(13.7)	82.2	(124.7)
Cash flow from financing activities
Dividends paid	(35.7)	(96.8)	(229.2)
Debt issuance costs	0.0	0.0
Revolving debt borrowings (repayments), net	(25.0)	(24.0)	49.0
Other debt borrowings	135.8	157.9	51.2
Other debt repayments	(153.1)	(175.7)	(46.4)
Distributions to noncontrolling interest holders	(0.2)	(2.2)	(16.9)
Excess tax benefits from share-based compensation	0.0	0.0	0.0
Issuance of common shares	0.0	0.0	0.0
Repurchase of common shares	0.0	0.0	0.0
Capital contributions received and loans incurred	29.9	66.1	66.0
Payments on intercompany loans	(35.1)	(28.2)	(69.9)
Net cash provided by (used in) financing activities	(83.4)	(102.9)	(196.2)
Effect of exchange rate changes on cash	(23.9)	(28.2)	(5.1)
(Decrease) increase in cash and cash equivalents	(23.5)	83.7	(128.0)
Add: Cash overdraft included in assets held for sale at beginning of year	0.0	0.0	0.0
Less: Cash overdraft included in assets held for sale at end of year	0.0	0.0	0.0
Cash and cash equivalents at the beginning of the year	308.9	225.2	353.2
Cash and cash equivalents at the end of the year	285.4	308.9	225.2
Reclassifications And Eliminations [Member]
Cash flow from operating activities
Net cash provided by operating activities	(35.7)	(96.8)	(253.9)
Cash flow from investing activities
Payments for acquisitions, net of cash acquired	0.0	0.0
Proceeds from maturities of investments	0.0	0.0	0.0
Proceeds from sale of investments		0.0	0.0
Payments for purchases of investments	0.0	0.0	0.0
Proceeds from sale of assets	0.0	0.0	0.0
Capital expenditures	0.0	0.0	0.0
Increase in certain other assets	0.0	0.0	0.0
Capital contributions and loans paid	209.2	243.8	222.7
Proceeds from intercompany loans	(173.0)	(184.8)	(237.3)
Purchase of finance receivables, net of cash collections			0.0
Net cash (used in) provided by investing activities - continuing operations	36.2	59.0	(14.6)
Net cash used in investing activities - discontinued operations	0.0	0.0	0.0
Net cash (used in) provided by investing activities	36.2	59.0	(14.6)
Cash flow from financing activities
Dividends paid	35.7	96.8	229.2
Debt issuance costs	0.0	0.0
Revolving debt borrowings (repayments), net	0.0	0.0	0.0
Other debt borrowings	0.0	0.0	0.0
Other debt repayments	0.0	0.0	24.7
Distributions to noncontrolling interest holders	0.0	0.0	0.0
Excess tax benefits from share-based compensation	0.0	0.0	0.0
Issuance of common shares	0.0	0.0	0.0
Repurchase of common shares	0.0	0.0	0.0
Capital contributions received and loans incurred	(209.2)	(243.8)	(222.7)
Payments on intercompany loans	173.0	184.8	237.3
Net cash provided by (used in) financing activities	(0.5)	37.8	268.5
Effect of exchange rate changes on cash	0.0	0.0	0.0
(Decrease) increase in cash and cash equivalents	0.0	0.0	0.0
Add: Cash overdraft included in assets held for sale at beginning of year	0.0	0.0	0.0
Less: Cash overdraft included in assets held for sale at end of year	0.0	0.0	0.0
Cash and cash equivalents at the beginning of the year	0.0	0.0	0.0
Cash and cash equivalents at the end of the year	$ 0.0	$ 0.0	$ 0.0